CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Cash Flows [Abstract]
Accretion of interest on bond	$ 15,900	$ 15,600	$ 14,500
Cash and cash equivalents	268,627	127,691	222,123
Restricted cash and short-term deposits (current portion)	77,337	100,361	111,545
Restricted cash (non-current portion)	72,828	62,820	76,744
Cash, cash equivalents, restricted cash and restricted cash equivalents	$ 418,792	$ 290,872	$ 410,412